Consolidated Statements of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock [Member]
Dividends, per share	$ 0.24	$ 0.24	$ 0.24